QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	August 31, 2017

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Fund has a Managed Distribution Plan to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, or, if necessary, return of capital. The Board believes that regular quarterly, fixed cash payouts will enhance shareholder value and serve the long-term interests of shareholders. You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

On a tax basis, the Fund estimates it distributed more than its income and net realized capital gains in the fiscal year to date. Shareholders should note, however, that if the Fund’s aggregate investment income and net realized capital gains are less than the amount of the distribution level, the difference will be paid from the Fund’s capital and will constitute a return of the shareholder’s capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in the Fund’s notices pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for 2017 that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available at www.Virtus.com. Section 19(a) notices are posted on the website at: http://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Fellow Virtus Total Return Fund Inc. Shareholder:

I am pleased to share with you the manager’s report for Virtus Total Return Fund Inc. for the nine months ended August 31, 2017.

For the nine months ended August 31, 2017, the Fund’s NAV increased 25.52%, including $0.561 in reinvested distributions. During the same period, the Linked Benchmark, a composite index that consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net)(1) and 40% Bloomberg Barclays U.S. Aggregate Bond Index(2), increased 13.26%, including reinvested dividends. Performance for the composite’s underlying indices over this period was 21.79% for the FTSE Developed Core Infrastructure 50/50 Index (net) and an increase of 3.78% in the Bloomberg Barclays U.S. Aggregate Bond Index.

On behalf of the Fund’s investment professionals, I thank you for entrusting your assets to us. Should you have any questions or require support, our customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward President,

Chairman and Chief Executive

Officer Virtus Total Return Fund Inc.

September 2017

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

(1)	FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested
(2)	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market, calculated on a total return basis.

MESSAGE TO SHAREHOLDERS (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to the risk of loss of principal; shares may decrease in value.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

Portfolio Holdings Summary Weightings

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments net of written options attributable to each sector.
Common Stocks		63%
Utilities	26%
Industrials	20
Energy	11
All other Common Stock	6
Corporate Bonds and Notes		20
Energy	5
Financials	4
All other Corporate Bonds and Notes	11
Mortgage-Backed Securities		6
Foreign Government Securities		4
Loan Agreements		3
Other		4

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.8%
U.S. Treasury Note
1.875%, 2/28/22	$2,800	$2,825
1.625%, 2/15/26	1,740	1,680
2.250%, 8/15/27	700	708
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $5,183)		5,213
FOREIGN GOVERNMENT SECURITIES—5.7%
Argentine Republic
5.625%, 1/26/22	155	162
7.500%, 4/22/26	725	814
Series NY, 8.280%, 12/31/33	967	1,122
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)	610	220
RegS, 7.650%, 4/21/25(4)	830	295
9.375%, 1/13/34	225	85

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Dominican Republic 144A 6.875%, 1/29/26(3)	$165		$190
Federative Republic of Brazil
12.500%, 1/5/22	2,595	BRL	936
8.500%, 1/5/24	1,365	BRL	431
5.625%, 1/7/41	490		491
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	580		597
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	265		264
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	600		681
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	375		433
144A, 7.875%, 6/15/27(3)	275		297
Republic of Chile 5.500%, 8/5/20	240,500	CLP	409

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Colombia
4.375%, 3/21/23	1,106,000	COP	$352
9.850%, 6/28/27	1,050,000	COP	446
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	$440		463
Republic of Ecuador 144A 9.650%, 12/13/26(3)	430		453
Republic of El Salvador 144A 6.375%, 1/18/27(3)	370		356
Republic of Ghana 144A 10.750%, 10/14/30(3)	255		330
Republic of Indonesia Series FR56, 8.375%, 9/15/26	4,365,000	IDR	363
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,665	ZAR	205
Series R208, 6.750%, 3/31/21	4,635	ZAR	349
4.875%, 4/14/26	200		205
4.300%, 10/12/28	610		587
Republic of Turkey
6.250%, 9/26/22	425		469
7.375%, 2/5/25	585		691
4.875%, 10/9/26	615		625
6.000%, 3/25/27	200		219
4.875%, 4/16/43	435		401
Russian Federation
144A, 7.850%, 3/10/18(3)	10,000	RUB	172
Series 6216, 6.700%, 5/15/19	20,000	RUB	340
Sultanate of Oman 144A 4.750%, 6/15/26(3)(7)	655		654
Ukraine
144A, 7.750%, 9/1/22(3)	195		203
144A, 7.750%, 9/1/26(3)	565		579
United Mexican States
Series M, 6.500%, 6/9/22	11,394	MXN	631
4.150%, 3/28/27	265		280
4.750%, 3/8/44	12		13
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $16,914)			16,813
MORTGAGE-BACKED SECURITIES—7.3%
Agency—2.4%
FHLMC 3.500%, 4/1/46(7)	265		275

	PAR VALUE	VALUE
Agency (continued)
FNMA
3.000%, 11/1/45	$233	$236
3.500%, 12/1/45(7)	272	282
3.500%, 1/1/46(7)	827	858
3.500%, 1/1/46	180	186
3.000%, 12/1/46(7)	744	753
3.500%, 1/1/47	254	264
3.500%, 4/1/47	640	664
3.500%, 7/1/47	179	186
3.500%, 7/1/47	1,190	1,234
4.000%, 7/1/47(7)	1,089	1,150
4.000%, 8/1/47	896	947

		7,035

Non-Agency—4.9%
American Homes 4 Rent Trust
14-SFR2, C 144A, 4.705%, 10/17/36(3)	390	425
15-SFR2, C 144A, 4.691%, 10/17/45(3)	340	373
15-SFR1, A 144A, 3.467%, 4/17/52(3)	172	181
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4, (5.850% minus 1 month LIBOR) 4.290%, 6/25/33(2)	125	124
AMSR Trust 16-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.478%, 11/17/33(2)(3)	245	249
16-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.628%, 11/17/33(2)(3)	385	390
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	215	223
Banc of America Funding Trust
04-D, 5A1, 3.542%, 1/25/35(2)	97	91
05-1, 1A1, 5.500%, 2/25/35	12	12

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bank of America (Merrill Lynch-Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$118	$121
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	395	406
Bayview Opportunity Master Fund III b Trust 17-RN2, A1 144A 3.475%, 4/28/32(2)(3)	135	136
Bayview Opportunity Master Fund IV a Trust
16-SPL1, B1 144A, 4.250%, 4/28/55(3)	400	414
17-SLP5, B1 144A, 4.000%, 6/28/57(2)(3)	310	327
17-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	163	170
Bayview Opportunity Master Fund IV b Trust 17-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	150	157
Citigroup Commercial Mortgage Trust 16-SMPL, A 144A 2.228%, 9/10/31(3)	440	439
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3, 5.000%, 8/25/35	35	34
15-A, A1 144A, 3.500%, 6/25/58(2)(3)	114	117
Colony Starwood Homes Trust 16-2A, C 144A, (1 month LIBOR + 2.150%) 3.378%, 12/17/33(2)(3)	505	505
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(2)(3)	88	90

	PAR VALUE	VALUE
Non-Agency (continued)
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	$57	$55
Credit Suisse First Boston Corp. Mortgage Pass-through Certificates. 03-AR30, 5A1 3.293%, 1/25/34(2)	157	160
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(2)(3)	80	81
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	140	143
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	244	249
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	40	40
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	57	51
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	236	236
Home Equity Mortgage Trust 05-2, M7, (1 month LIBOR + 1.680%) 2.914%, 7/25/35(2)	213	211
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	25	25
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 04-5, 3A1 3.597%, 6/25/34(2)	343	350
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	97	97

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A, 4.000%, 1/25/44(2)(3)	$104	$108
16-1, M2 144A, 3.750%, 4/25/45(2)(3)	355	366
16-2, M2 144A, 3.750%, 12/25/45(2)(3)	377	389
16-5, A1 144A, 2.607%, 12/25/46(2)(3)	529	532
17-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	225	225
MASTR Alternative Loan Trust
04-4, 6A1, 5.500%, 4/25/34	73	76
04-6, 7A1, 6.000%, 7/25/34	197	195
New Residential Mortgage Loan Trust
14-1A, A 144A, 3.750%, 1/25/54(2)(3)	152	157
16-3A, A1 144A, 3.750%, 9/25/56(2)(3)	199	207
16-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	622	653
17-2A, A3 144A, 4.000%, 3/25/57(2)(3)	219	230
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	355	374
Progress Residential Trust 17-SFR1, B 144A 3.017%, 8/17/34(3)	150	152
RCO Mortgage LLC 17-1, A1 144A 3.375%, 8/25/22(2)(3)	305	305
Resecuritization Pass-Through Trust 05-8R, A5 6.000%, 10/25/34	63	64
Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32	64	64

	PAR VALUE	VALUE
Non-Agency (continued)
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	$123	$123
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	90	89
Towd Point Mortgage Trust
15-1, A2 144A, 3.250%, 10/25/53(2)(3)	220	226
15-6, M1 144A, 3.750%, 4/25/55(2)(3)	300	312
15-5, A2 144A, 3.500%, 5/25/55(2)(3)	160	165
15-1, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,065	1,064
Tricon American Homes Trust
16-SFR1, C 144A, 3.487%, 11/17/33(3)	635	646
17-SFR1, A 144A, 2.716%, 9/17/34(3)	105	105
Vericrest Opportunity Loan Trust LLC
16-NP11, A1 144A, 3.500%, 10/25/46(2)(3)	124	124
15-NPL4, A1 144A, 3.500%, 2/25/55(2)(3)	43	44
17-NPL7, A1 144A, 3.250%, 4/25/59(2)(3)	244	245
Verus Securitization Trust 17-2A, A1 144A 2.485%, 7/25/47(2)(3)	443	443
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	185	189

		14,554
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $21,416)		21,589
ASSET-BACKED SECURITIES—2.1%
BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)	460	456

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	$175	$176
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	376	372
Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(3)	385	387
Drive Auto Receivables Trust 17-2, C 2.750%, 9/15/23	450	451
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	389	390
Exeter Automobile Receivables Trust
15-2A, C 144A, 3.900%, 3/15/21(3)	185	188
16-3A, B 144A, 2.840%, 8/16/21(3)	440	442
First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)	760	756
Flagship Credit Auto Trust
15-1, D 144A, 5.260%, 7/15/21(3)	415	429
14-1, E 144A, 5.710%, 8/16/21(3)	150	154
HOA Funding LLC 14-1A, A2 144A 4.846%, 8/20/44(3)	423	405
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	260	262
Prosper Marketplace Issuance Trust 17-21A, B 144A 3.480%, 9/15/23(3)	600	604
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	373	378
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	104	104

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	$336	$336
TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,269)		6,290
CORPORATE BONDS AND NOTES—27.0%
Consumer Discretionary—3.5%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	200	216
Beazer Homes USA, Inc.
5.750%, 6/15/19	70	73
6.750%, 3/15/25	250	263
Cablevision Systems Corp. 5.875%, 9/15/22	345	361
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(18)	69	90
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	195	200
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	675	726
CalAtlantic Group, Inc.
5.250%, 6/1/26	225	232
5.000%, 6/15/27	230	231
Charter Communications Operating LLC 4.908%, 7/23/25	385	412
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	325	324
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	355	357
Eldorado Resorts, Inc. 6.000%, 4/1/25	40	43
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	315	328
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	150	153
Horton (D.R.), Inc. 4.750%, 2/15/23	315	344

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
iHeartCommunications, Inc. 9.000%, 12/15/19	$130	$103
International Game Technology plc 144A 6.250%, 2/15/22(3)	520	573
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	85	92
Lear Corp. 3.800%, 9/15/27	450	451
M/I Homes, Inc. 144A 5.625%, 8/1/25(3)	295	299
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	300	287
MDC Holdings, Inc. 5.500%, 1/15/24	150	162
Meritor, Inc. 6.750%, 6/15/21	180	186
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	200	166
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	205	211
QVC, Inc. 5.125%, 7/2/22(7)	365	392
Scientific Games International, Inc.
6.625%, 5/15/21	370	383
144A, 7.000%, 1/1/22(3)	60	64
Signet UK Finance plc 4.700%, 6/15/24(7)	400	394
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	95	96
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)(7)	345	364
Toll Brothers Finance Corp. 4.875%, 11/15/25(7)	140	145
TRI Pointe Group, Inc. 5.875%, 6/15/24	375	398
Vista Outdoor, Inc. 5.875%, 10/1/23	370	379
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	375	364

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Wyndham Worldwide Corp. 4.500%, 4/1/27	$265	$270
Ziggo Bond Finance BV 144A 6.000%, 1/15/27(3)	200	205
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	185	191

		10,528

Consumer Staples—1.0%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	205	214
BAT Capital Corp.
144A, 3.222%, 8/15/24(3)	151	152
144A, 3.557%, 8/15/27(3)	178	181
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	175	188
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	295	316
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	165	163
MARB BondCo PLC 144A 7.000%, 3/15/24(3)	315	311
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	165	170
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	380	380
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	330	325
Safeway, Inc. 7.250%, 2/1/31	250	226
Tops Holding LLC 144A 8.000%, 6/15/22(3)	300	220

		2,846

Energy—6.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	358	374
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	245	263
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	235	234

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Anadarko Finance Co. Series B, 7.500%, 5/1/31	$165	$207
Antero Resources Corp. 5.625%, 6/1/23	265	270
Archrock Partners LP 6.000%, 10/1/22	445	430
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	210	216
Callon Petroleum Co. 6.125%, 10/1/24	320	325
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	420	407
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	460	523
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	370	351
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(10)	200	74
Concho Resources, Inc. 5.500%, 4/1/23	130	134
Continental Resources, Inc. 4.500%, 4/15/23	185	182
Crestwood Midstream Partners LP 6.250%, 4/1/23	275	284
Denbury Resources, Inc. 5.500%, 5/1/22	160	73
Ecopetrol S.A.
5.875%, 9/18/23	145	161
5.375%, 6/26/26(7)	875	931
Encana Corp.
3.900%, 11/15/21	150	154
8.125%, 9/15/30(7)	220	285
Energy Transfer Equity LP 5.875%, 1/15/24	475	512
EP Energy LLC
9.375%, 5/1/20	105	77
6.375%, 6/15/23	95	54
144A, 8.000%, 11/29/24(3)	270	264
FTS International, Inc. 6.250%, 5/1/22	60	52
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	240	257

	PAR VALUE	VALUE
Energy (continued)
HollyFrontier Corp. 5.875%, 4/1/26(7)	$415	$451
Kinder Morgan, Inc. 7.750%, 1/15/32	500	644
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	625	648
Matador Resources Co. 6.875%, 4/15/23	385	400
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	170	158
MPLX LP 4.875%, 12/1/24(7)	315	339
Nabors Industries, Inc. 5.500%, 1/15/23	440	412
Noble Holding International Ltd. 7.750%, 1/15/24	190	147
NuStar Logistics LP 5.625%, 4/28/27	185	196
Oasis Petroleum, Inc. 6.875%, 1/15/23	425	407
Occidental Petroleum Corp. 4.400%, 4/15/46	285	302
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(10)	211	79
Parker Drilling Co. 7.500%, 8/1/20	520	447
Peabody Energy Corp.
144A, 6.000%, 3/31/22(3)	30	31
144A, 6.375%, 3/31/25(3)	135	138
Petrobras Global Finance BV
8.375%, 5/23/21	165	187
8.750%, 5/23/26	790	947
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)	665	199
Petroleos Mexicanos
4.875%, 1/24/22(7)	330	348
6.875%, 8/4/26(7)	895	1,029
6.500%, 6/2/41(7)	330	346
Regency Energy Partners LP
5.875%, 3/1/22	145	161
5.000%, 10/1/22	120	130

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(6)	$440		$443
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	345		346
Sabine Oil & Gas Corp. 7.250%, 6/15/19(8)(10)(14)	190		1
SESI LLC 144A 7.750%, 9/15/24(3)	280		283
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	500		559
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	345		377
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	195		208
6.800%, 3/15/38	145		111
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	17		17
144A, 7.125%, 4/15/25(3)	85		83
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	140		143
YPF S.A.
144A, 8.500%, 3/23/21(3)	310		352
144A, 6.950%, 7/21/27(3)	385		411

			18,574

Financials—5.6%
AerCap Ireland Capital DAC 3.650%, 7/21/27	380		382
Akbank TAS 144A 7.500%, 2/5/18(3)	600	TRY	171
Allstate Corp. (The) 5.750%, 8/15/53(5)(7)	430		472
Ares Capital Corp.
3.625%, 1/19/22	155		157
3.500%, 2/10/23	155		155
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	400		419
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(7)	500		552

	PAR VALUE	VALUE
Financials (continued)
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)(7)	$505	$547
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(7)	280	310
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(7)	410	461
Bancolombia S.A. 5.125%, 9/11/22(7)	360	379
Bank of America Corp. 4.200%, 8/26/24	708	746
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	425	420
Brookfield Finance LLC 4.000%, 4/1/24	189	198
Capital One Financial Corp. 3.750%, 7/28/26	460	458
Citigroup, Inc. 3.200%, 10/21/26	530	525
Compass Bank 3.875%, 4/10/25	425	427
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(7)	350	357
Eurasian Development Bank 144A 4.767%, 9/20/22(3)(7)	640	666
FS Investment Corp. 4.750%, 5/15/22(7)	310	324
Genworth Holdings, Inc. 4.900%, 8/15/23	110	93
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(7)	475	519
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	380	392
ICAHN Enterprises LP 6.000%, 8/1/20	195	201
iStar, Inc.
5.000%, 7/1/19	210	213
6.000%, 4/1/22	130	134
Jefferies Group LLC 4.850%, 1/15/27	50	53
JPMorgan Chase & Co.
3.300%, 4/1/26	375	378
2.950%, 10/1/26	535	527

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(7)	$630	$702
Leucadia National Corp. 5.500%, 10/18/23	220	237
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.347%, 4/20/67(2)(5)(7)	130	118
Morgan Stanley 3.125%, 7/27/26	230	227
Navient Corp. 6.750%, 6/25/25	245	252
OM Asset Management PLC 4.800%, 7/27/26(7)	315	325
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(6)(7)	235	253
Prudential Financial, Inc.
5.875%, 9/15/42(7)	275	304
5.625%, 6/15/43(5)(7)	165	179
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)	375	386
Springleaf Finance Corp. 6.125%, 5/15/22	100	105
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	250	255
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	160	162
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	400	414
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	305	312
Voya Financial, Inc. 5.650%, 5/15/53(7)	685	726
Wells Fargo & Co. 5.900%, 8/15/27	900	976

		16,569

	PAR VALUE	VALUE
Health Care—1.9%
Abbott Laboratories 3.750%, 11/30/26	$460	$476
Becton Dickinson & Co.
3.363%, 6/6/24	80	81
3.700%, 6/6/27	470	476
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	45	46
Community Health Systems, Inc.
6.875%, 2/1/22	180	149
6.250%, 3/31/23	75	76
Concordia International Corp. 144A 9.000%, 4/1/22(3)	120	86
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	155	147
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(16)	195	202
Endo Dac 144A 6.000%, 7/15/23(3)(7)	520	434
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	105	113
HCA, Inc. 5.375%, 2/1/25	210	222
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	230	238
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	345	370
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	425	416
SP Finco LLC 144A 6.750%, 7/1/25(3)	55	52
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	280	288
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	70	68
Tenet Healthcare Corp.
8.125%, 4/1/22	110	115
144A, 5.125%, 5/1/25(3)	165	166
144A, 7.000%, 8/1/25(3)	235	231

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Teva Pharmaceutical Finance III BV 4.100%, 10/1/46	$305	$257
Valeant Pharmaceuticals International, Inc.
144A, 6.375%, 10/15/20(3)	240	238
144A, 7.500%, 7/15/21(3)	70	69
144A, 5.625%, 12/1/21(3)	65	60
144A, 6.500%, 3/15/22(3)	30	31
144A, 5.875%, 5/15/23(3)	305	260
144A, 7.000%, 3/15/24(3)	25	26
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	225	225

		5,618

Industrials—2.2%
Ashtead Capital, Inc.
144A, 4.125%, 8/15/25(3)	225	231
144A, 4.375%, 8/15/27(3)	240	245
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	260	267
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(7)	40	42
Carpenter Technology Corp. 4.450%, 3/1/23(7)	460	471
CNH Industrial N.V. 4.500%, 8/15/23	318	335
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)(7)	261	273
DP World Ltd. 144A 6.850%, 7/2/37(3)(7)	310	384
Embraer Netherlands Finance BV 5.400%, 2/1/27	120	129
ESAL GmbH 144A 6.250%, 2/5/23(3)	430	416
GATX Corp. 3.250%, 9/15/26	30	30
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	556	573

	PAR VALUE	VALUE
Industrials (continued)
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	$175	$167
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	375	392
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	370	392
Masco Corp. 5.950%, 3/15/22	228	260
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	30	32
Owens Corning 3.400%, 8/15/26	255	254
Pitney Bowes, Inc. 3.875%, 5/15/22	433	440
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	220	243
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	160	169
TransDigm, Inc. 6.500%, 5/15/25	155	160
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	512	555
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	114	119

		6,579

Information Technology—0.7%
Arrow Electronics, Inc. 3.875%, 1/12/28	365	368
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	114	103
Dell International LLC
144A, 5.450%, 6/15/23(3)	55	60
144A, 8.100%, 7/15/36(3)	110	139
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	445	472
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	365	361
VMware, Inc.
2.950%, 8/21/22	242	243
3.900%, 8/21/27	257	259

		2,005

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials—2.6%
AK Steel Corp.
7.500%, 7/15/23	$60	$65
7.000%, 3/15/27	315	321
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	132	140
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(7)	400	434
ArcelorMittal 6.125%, 6/1/25	520	597
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)(7)	400	464
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	390	410
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	315	325
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)(7)	225	255
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)(7)	300	323
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	315	319
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	500	515
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	420	452
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	150	150
144A, 5.000%, 5/1/25(3)	210	209
OCP SA 144A 5.625%, 4/25/24(3)	350	378
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	285	321
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	315	320
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(6)(7)	315	320
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)(7)	310	333

	PAR VALUE		VALUE
Materials (continued)
Trinseo Materials Operating SCA 144A 5.375%, 9/1/25(3)	$43		$44
Vale Overseas Ltd. 5.875%, 6/10/21(7)	350		388
Valvoline, Inc. 144A 4.375%, 8/15/25(3)	165		166
Vedanta Resources plc 144A 6.125%, 8/9/24(3)	315		317
Venator Finance S.a.r.l. 144A 5.750%, 7/15/25(3)	75		77

			7,643

Real Estate—0.8%
EPR Properties
4.750%, 12/15/26	175		182
4.500%, 6/1/27	200		203
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	375		386
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190		192
Hospitality Properties Trust 4.950%, 2/15/27	80		85
MPT Operating Partnership LP 5.500%, 5/1/24(7)	290		306
Physicians Realty LP 4.300%, 3/15/27	265		274
Select Income REIT 4.500%, 2/1/25(7)	345		351
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	325		302

			2,281

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	240		254
America Movil SAB de C.V. Series 12, 6.450%, 12/5/22	2,000	MXN	106
AT&T, Inc.
3.400%, 8/14/24	456		460
4.250%, 3/1/27	155		161
3.900%, 8/14/27	465		470
5.250%, 3/1/37	50		53
4.800%, 6/15/44(7)	185		180

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services (continued)
CenturyLink, Inc. Series Y 7.500%, 4/1/24	$190	$199
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	500	480
Frontier Communications Corp. 6.250%, 9/15/21	230	196
10.500%, 9/15/22	370	333
GTH Finance BV 144A 7.250%, 4/26/23(3)	425	481
Qwest Corp. 7.250%, 9/15/25	70	78
Sprint Communications, Inc. 6.000%, 11/15/22	415	441

		3,892

Utilities—1.1%
AmeriGas Partners LP 5.500%, 5/20/25	185	187
Dynegy, Inc. 7.375%, 11/1/22(7)	340	352
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	210
Exelon Corp. 3.497%, 6/1/22	610	633
Ferrellgas Partners LP
8.625%, 6/15/20	50	45
6.750%, 6/15/23	365	346
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	635	599
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	505	566
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)(7)	69	68
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)	225	233
Vistra Operations Company LLC 144A 11.500%, 10/1/20(2)(3)(8)(10)(14)	125	—	(13)

		3,239
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $79,308)		79,774

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—4.3%
Consumer Discretionary—1.0%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 7.796%, 7/23/21	$155	$149
Second Lien, (3 month LIBOR + 6.500%) 4.561%, 7/25/22	227	207
Affinity Gaming LLC, (1 month LIBOR + 3.500%) 4.739%, 7/1/23	298	298
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(18)	34	43
Tranche B-6, 1.500%, 3/1/20(18)	62	75
Caesars Entertainment Resort Properties LLC Tranche B, First Lien, (1 month LIBOR + 3.500%) 4.739%, 10/11/20	491	493
Caesars Growth Properties Holdings LLC 2017, First Lien, (1 month LIBOR + 3.000%) 4.239%, 5/8/21	292	293
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.046%, 2/22/23	45	45
Harbor Freight Tools USA, Inc. 2016, (1 month LIBOR + 3.250%) 4.489%, 8/18/23	200	201
Hoya Midco LLC First Lien, (3 month LIBOR + 4.000%) 5.296%, 6/30/24	50	50

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
Laureate Education, Inc. 2024, (1 month LIBOR + 4.500%) 5.739%, 4/26/24	$258	$259
Playa Resorts Holding B.V., (3 month LIBOR + 3.000%) 4.320%, 4/29/24	55	55
Scientific Games International, Inc. Tranche B-4, (3 month LIBOR + 3.250%) 0.000%, 8/14/24(15)	225	226
Seminole Tribe of Florida, Tranche B, (3 month LIBOR + 2.000%) 3.456%, 7/8/24	230	230
U.S. Farathane LLC Tranche B-3, (3 month LIBOR + 4.000%) 5.296%, 12/23/21	102	102
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.490%, 8/18/23	183	184

		2,910

Consumer Staples—0.4%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 3.989%, 8/25/21	356	345
Amplify Snack Brands, Inc., (1 month LIBOR + 5.500%) 6.740%, 9/2/23	217	214
Chobani LLC First Lien, (1 month LIBOR + 4.250%) 5.489%, 10/10/23	99	99
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.250%, 9/29/23	49	49

	PAR VALUE	VALUE
Consumer Staples (continued)
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 3.781%, 10/30/22	$70	$69
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.046%, 6/30/24	140	141
TKC Holdings, Inc. First Lien, (1 month LIBOR + 4.250%) 5.489%, 2/1/23	175	175

		1,092

Energy—0.3%
California Resources Corp., (1 month LIBOR + 10.375%) 11.603%, 12/31/21	95	100
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 8.814%, 8/23/21	29	31
Contura Energy, Inc., (2 month LIBOR + 5.000%) 6.260%, 3/18/24	224	218
Jonah Energy LLC Second Lien, (1 month LIBOR + 6.500%) 7.739%, 5/12/21	109	107
Peabody Energy Corp. 2017, (1 month LIBOR + 4.500%) 5.739%, 3/31/22	109	110
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.296%, 2/21/21	353	227
Ultra Resources, Inc., (3 month LIBOR + 3.000%) 4.309%, 4/12/24	160	160

		953

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Financials—0.2%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.239%, 8/4/25	$356	$363
Focus Financial Partners LLC First Lien, (3 month LIBOR + 3.250%) 4.549%, 7/3/24	45	46
Walter Investment Management Corp. Tranche B, (1 month LIBOR + 3.750%) 4.989%, 12/18/20	393	362

		771

Health Care—0.3%
21st Century Oncology Holdings, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.425%, 4/30/22(11)	32	30
American Renal Associates, Inc. Tranche B, (1 month LIBOR + 3.250%) 4.489%, 6/22/24	17	16
Change Healthcare Holdings, Inc., (1 month LIBOR + 2.750%) 3.989%, 3/1/24	110	110
Envision Healthcare Corp., (3 month LIBOR + 3.000%) 4.300%, 12/1/23	43	43
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 6.739%, 2/15/23	93	94
lasis Healthcare LLC Tranche B-3, (3 month LIBOR + 4.000%) 5.296%, 2/17/21	15	15
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.250%, 6/30/19	32	31

	PAR VALUE	VALUE
Health Care—(continued)
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.250%, 6/30/19	$23	$23
NVA Holdings, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.296%, 8/14/22	307	309
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 5.546%, 12/30/22	137	134

		805

Industrials—0.7%
84 Lumber Co., (1 month LIBOR + 5.750%) 6.984%, 10/25/23	494	499
Accudyne Industries LLC, (2 month LIBOR + 3.750%) 5.013%, 8/18/24	55	55
Hayward Industries Inc. First Lien, (3 month LIBOR + 3.500%) 4.731%, 8/5/24	40	40
Husky Injection Molding Systems Ltd., (1 month LIBOR + 3.250%) 4.489%, 6/30/21	75	75
Navistar, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.240%, 8/7/20	307	309
PAE Holding Corp. First Lien, (1 month LIBOR + 5.500%) 6.739%, 10/20/22	168	168
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.067%, 2/28/22	430	431
TransDigm, Inc. Tranche, (2 month LIBOR + 3.000%) 0.000%, 6/9/23(15)	385	385

		1,962

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Information Technology—0.5%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 6.500%) 7.796%, 1/24/22	$55	$56
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.304%, 6/30/21	178	175
Everi Payments, Inc. Tranche B, (1 month LIBOR + 4.500%) 5.739%, 5/9/24	110	111
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 9.561%, 11/1/24	126	130
NAB Holdings LLC, (3 month LIBOR + 3.500%) 4.799%, 7/1/24	125	126
Presidio LLC Tranche B, (3 month LIBOR + 3.250%) 4.549%, 2/2/22	283	284
Sorenson Communications LLC First Lien, (3 month LIBOR + 5.750%) 8.000%, 4/30/20	35	35
Sungard Availability Services Capital, Inc. 2021, Tranche B, (1 month LIBOR + 7.000%) 8.239%, 9/29/21(19)	260	247
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 5.796%, 1/27/23	297	299

		1,463

	PAR VALUE	VALUE
Materials—0.5%
Anchor Glass Container Corp.
July 2017, First Lien, (1 month LIBOR + 2.750%) 4.022%, 12/7/23	$120	$120
Second Lien, (1 month LIBOR + 7.750%) 8.981%, 12/7/24	129	131
CPG International LLC, (3 month LIBOR + 3.750%) 5.046%, 5/5/24	224	224
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	492	320
Ineos U.S. Finance LLC 2022, (2 month LIBOR + 2.750%) 4.007%, 3/31/22	11	11
KMG Chemicals, Inc., (1 month LIBOR + 4.250%) 5.489%, 6/15/24	59	59
MacDermid, Inc. Tranche B-5, (1 month LIBOR + 3.500%) 4.739%, 6/7/20	99	100
New Arclin U.S. Holdings Corp. First Lien, (3 month LIBOR + 4.250%) 5.670%, 2/14/24	130	131
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.489%, 8/25/23(19)	384	387
PQ Corp. Tranche B-1, (3 month LIBOR + 3.250%) 4.562%, 11/4/22	28	28

		1,511

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.240%, 3/24/25	$139	$140

Telecommunication Services—0.2%
Securus Technologies Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 6/20/24(15)	310	313
Second Lien, (1 month LIBOR + 8.250%) 0.000%, 6/20/25(15)	175	175

		488

Utilities—0.2%
APLP Holdings LP, (1 month LIBOR + 4.250%) 5.489%, 4/13/23	134	136
Energy Future Intermediate Holding Co. LLC, (1 month LIBOR + 3.000%) 4.234%, 6/30/18	160	160
Helix Gen Funding LLC, (3 month LIBOR + 3.750%) 4.960%, 6/3/24	10	10
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.239%, 4/15/24	179	176
Vistra Operations Company LLC
Tranche C, (1 month LIBOR + 2.750%) 3.982%, 8/4/23	42	42
(1 month LIBOR + 2.750%) 3.985%, 8/4/23	186	185

		709
TOTAL LOAN AGREEMENTS (Identified Cost $12,920)		12,804

	SHARES		VALUE
PREFERRED STOCKS—1.1%
Financials—0.9%
Citigroup, Inc. Series J, 7.125%	21,800		$642
JPMorgan Chase & Co. Series Z, 5.300%	415	(12)	429
KeyCorp Series D, 5.000%	95	(12)	98
M&T Bank Corp. Series F, 5.125%(7)	175	(12)	184
PNC Financial Services Group, Inc. (The) Series R, 4.850%(7)	305	(12)	313
PNC Financial Services Group, Inc. (The) Series S, 5.000%(7)	395	(12)	413
Zions Bancorp 6.950%	17,485		524

			2,603

Industrials—0.2%
General Electric Co. Series D, 5.000%(7)	657	(12)	694
TOTAL PREFERRED STOCKS (Identified Cost $3,189)			3,297
COMMON STOCKS—82.8%
Energy—14.7%
Antero Midstream GP LP	97,170		1,852
Cheniere Energy, Inc.(9)	63,520		2,718
Enbridge, Inc.	175,754		7,028
Frontera Energy Corp.(9)	837		23
Kinder Morgan, Inc.	417,286		8,066
ONEOK, Inc.	44,245		2,396
Pembina Pipeline Corp.	106,615		3,437
Tallgrass Energy GP LP	84,660		2,276
Targa Resources Corp.	47,710		2,127
TransCanada Corp.	171,268		8,700
Williams Cos., Inc. (The)	159,499		4,742

			43,365

Industrials—26.0%
Aena SA	33,589		6,560
Aeroports de Paris	28,410		5,068
Atlantia SpA	451,319		14,506
Auckland International Airport Ltd.	1,111,941		5,421

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Industrials (continued)
Canadian National Railway Co.	63,935	$5,178
CSX Corp.	119,585	6,003
East Japan Railway Co.	25,475	2,337
Ferrovial SA	129,333	2,948
Flughafen Zuerich AG Registered Shares	19,209	4,707
Fraport AG Frankfurt Airport Services Worldwide	27,630	2,727
Norfolk Southern Corp.	22,690	2,735
Transurban Group	1,614,351	15,605
Vinci SA	33,236	3,060

		76,855

Real Estate—6.3%
American Tower Corp.	73,195	10,836
Crown Castle International Corp.	71,005	7,700

		18,536

Telecommunication Services—2.2%
Cellnex Telecom SA	164,435	3,673
TELUS Corp.	82,357	2,982

		6,655

Utilities—33.6%
ALLETE, Inc.	30,720	2,376
American Electric Power Co., Inc.	90,635	6,894
American Water Works Co., Inc.	47,740	3,862
Aqua America, Inc.	68,440	2,286
Atmos Energy Corp.	48,410	4,262
Black Hills Corp.	44,800	3,153
CenterPoint Energy, Inc.	64,235	1,903
CMS Energy Corp.	65,075	3,159
Dominion Energy, Inc.	94,018	7,406
DTE Energy Co.	47,090	5,289
Edison International	39,880	3,198
Emera, Inc.	72,030	2,766
Engie SA	159,525	2,663
Fortis, Inc.	71,735	2,625
Iberdrola SA	340,683	2,783
National Grid plc	400,232	5,044

	SHARES	VALUE
Utilities (continued)
NextEra Energy, Inc.	78,850	$11,868
NiSource, Inc.	138,160	3,712
ONE Gas, Inc.	26,115	1,965
PG&E Corp.	90,085	6,340
Sempra Energy	66,660	7,861
Spire, Inc.	28,555	2,184
Vectren Corp.	43,550	2,857
Vistra Energy Corp.	2,084	37
Xcel Energy, Inc.	59,885	2,964

		99,457
TOTAL COMMON STOCKS (Identified Cost $218,617)		244,868
TOTAL PURCHASED OPTIONS—0.1%
(See open purchased options schedule)
(Premiums Paid $513)		164
RIGHTS—0.0%
Vistra Energy Corp.(8)(19)	2,084	2
TOTAL RIGHTS (Identified Cost $2)		2
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—132.2%
(Identified Cost $364,331)		390,814	(1)(17)
TOTAL WRITTEN OPTIONS—(0.2)%
(See open written options schedule)
(Premiums Received $1,061)		(575	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—132.0%
(Identified Cost $363,270)		390,239
Other assets and liabilities, net—(32.0)%		(94,513)

NET ASSETS—100.0%		$295,726

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at August 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable rate security. Rate disclosed is as of August 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities amounted to a value of $60,883 or 20.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	All or a portion of the security is segregated as collateral for written options.
(8)	Illiquid security.
(9)	Non-income producing.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Amount is less than $500.
(14)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(15)	This loan will settle after August 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(16)	100% of the income received was in cash.
(17)	All or a portion of the portfolio segregated as collateral for borrowings.
(18)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(19)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

Open Purchased Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S&P 500 ® Index	1,022	$260,610	$2,550	9/1/2017	$5
S&P 500 ® Index	793	202,215	2,550	9/6/2017	4
S&P 500 ® Index	796	199,000	2,500	9/8/2017	8
S&P 500 ® Index	796	202,980	2,550	9/13/2017	14
S&P 500 ® Index	1,022	233,016	2,280	9/1/2017	5
S&P 500 ® Index	793	184,373	2,325	9/6/2017	16
S&P 500 ® Index	796	185,070	2,325	9/8/2017	32
S&P 500 ® Index	796	185,468	2,330	9/13/2017	80

Total Purchased Options					$164

Open Written Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
S&P 500 ® Index	767	$195,585	$2,550	9/1/2017	$(14)
S&P 500 ® Index	793	198,250	2,500	9/6/2017	(51)
S&P 500 ® Index	796	199,000	2,500	9/8/2017	(90)
S&P 500 ® Index	796	199,000	2,500	9/13/2017	(203)
S&P 500 ® Index	767	178,711	2,330	9/1/2017	(4)
S&P 500 ® Index	793	188,338	2,375	9/6/2017	(31)
S&P 500 ® Index	796	189,050	2,375	9/8/2017	(56)
S&P 500 ® Index	796	189,448	2,380	9/13/2017	(126)

Total Written Options					$(575)

Country Weightings†
United States	60%
Canada	9
Australia	4
Italy	4
Spain	4
France	3
United Kingdom	2
Other	14
Total	100%

†	% of total investments net of written options as of August 31, 2017

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at August 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,290	$—	$6,290	$—
Corporate Bonds And Notes	79,774	—	79,773	1
Foreign Government Securities	16,813	—	16,813	—
Loan Agreements	12,804	—	12,170	634
Mortgage-Backed Securities	21,589	—	21,589	—
U.S. Government Securities	5,213	—	5,213	—
Equity Securities:
Common Stocks	244,868	244,868	—	—
Preferred Stocks	3,297	1,165	2,132	—
Purchased Options	164	164	—	—
Rights	2	—	—	2

Total Investments before Written Options	$390,814	$246,197	$143,980	$637

Written Options	$(575)	$(575)	$—	$—

Total Investments Net of Written Options	$390,239	$245,622	$143,980	$637

There were no transfers between Level 1 and Level 2 related to securities held as of August 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Corporate		Loan
Investments in Securities	Total	Bonds and Notes		Agreements		Rights
Balance as of November 30, 2016:	$203	$200		$1		$2
Accrued discount/(premium)	— (d)	—	(d)	—	(d)	—
Realized gain (loss)	(63)	—	(d)	(63)		—
Change in unrealized appreciation (depreciation)	20	(35)		53		2
Purchases	292	36		256		—
Sales(b)	(202)	(200)		—		(2)
Transfers into Level 3(a)(c)	387	—		387		—
Transfers from Level 3(a)(c)	—	—		—		—

Balance as of August 31, 2017	$637	$1	(e)	$634		$2

(a)	“Transfers into and/or from” represent the ending value as of August 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

($ reported in thousands)

(c)	The transfers are due to increase and/or (decrease) in trading activities at period end.
(d)	Amount is less than $500.
(e)	Includes internally fair valued securities.

Some of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

FINANCIAL HIGHLIGHTS (Unaudited)

AUGUST 31, 2017

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2016		$126,508		$11.78
Net investment income*	$5,166		$0.21
Net realized and unrealized gain on investments	39,359		2.27
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(12,166)		(0.56)
Capital share transactions:
Payments for tendered shares	(68,458)		0.04
Plan of reorganization	205,317		—

Net increase (decrease) in net assets/net asset value		169,218		1.96

End of period: August 31, 2017		$295,726		$13.74

*	Computed using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2017, we estimate that 32% of distributions will represent net investment income, 17% will represent short-term capital gains 48% will represent long-term capital gains and 24% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2017 (Unaudited)

Note 1 — Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency exchange contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

Options	contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.

The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value,” and written options are reported as a liability within “Written options at value” in the Statement of Assets and Liabilities. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options”. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

“Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money”.

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

Note 3 — Federal Income Tax Information

($ reported in thousands)

At August 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$364,198	$34,880	$(8,264)	$26,616
Written Options	(1,061)	670	(184)	486

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2017 (Unaudited)

Note 4 — Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2017, with an aggregate value of $3 representing 0.0% of the Fund’s net assets.

At August 31, 2017, the Fund did not hold any securities that are both illiquid and restricted.

Note 5 — Regulatory Matters and Litigation

From time to time, the Fund, the Fund’s Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 6 — Recent Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

Note 7 — Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information, shareholders may contact the above- referenced toll-free number.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser, DPIM and Newfleet vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

VIRTUS TOTAL RETURN FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Fund Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

This report is transmitted to the shareholders of Virtus Total Return Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus. com

or visit Virtus.com.

3-Q	10-17